United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /   /    (a)
             or fiscal year ending: 12/31/07    (b)

Is this a transition report? (Y/N): N

Is this an amendment to a previous filing?  (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed form the previous filing on this form.

--------------------------------------------------------------------------------

1.    A. Registrant Name:  MetLife Investors USA Separate Account A

      B. File Number:      811-03365

      C. Telephone Number: 949-437-6100

2.    A. Street: 5 Park Plaza

      B. City: Irvine     C. State: CA   D. Zip Code: 92614 Zip Ext:

      E. Foreign Country                        Foreign Postal Code:

3.    Is this the first filing on this form by Registrant?  (Y/N):         N

4.    Is this the last filing on this form by Registrant?  (Y/N):          N

5.    Is Registrant a small business investment company (SBIC)?  (Y/N):    N

            [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)?    (Y/N):               Y

            [If answer is "Y" (Yes), complete only items 111 through 132.]

FOR PERIOD ENDING 12/31/07
FILE NUMBER 811-03365

                             UNIT INVESTMENT TRUSTS

111.  A. [/] Depositor Name:


      B. [/] File Number (If any):

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

111.  A. [/] Depositor Name:

      B. [/] File Number (if any):

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

112.  A. [/] Sponsor Name:

      B. [/] File Number (if any):

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

112.  A. [/] Sponsor Name:

      B. [/] File Number (if any):

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

For period ending 12/31/07
FILE NUMBER 811-03365

113.  A. [/] Trustee Name:

      B. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

113.  A. [/] Trustee Name:

      B. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

114.  A. [/] Principal Underwriter Name:

      B. [/] File Number: 8 -

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

114.  A. [/] Principal Underwriter Name:

      B. [/] File Number: 8 -

      C. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

115.  A. [/] Independent Public Accountant Name: Deloitte & Touche, LLP

      B. [/] City: Tampa          State: FL     Zip Code: 33602      Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

115.  A. [/] Independent Public Accountant Name:

      B. [/] City:                State:        Zip Code:            Zip Ext.:

         [/] Foreign Country:              Foreign Postal Code:

For period ending 12/31/07
FILE NUMBER 811-03365

116.  Family of investment companies information:

      A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                           ----
      B. [/] Identify the family in 10 letters:
                                                ----------
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A. [/] Is Registrant a separate account of an insurance company?  (Y/N)
             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:
                                                                           ----
      B. [/] Variable annuity contracts? (Y/N)
                                                                           ----
      C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ----
      D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ----

      E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)
                                                                           ----

118.  [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                           ----
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                                                           ----

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)---                                             $
                                                                           ----

121. [/] State the number of series for which a current prospectus was in existence at the end of the period
                                                                           ----
122.  [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current
          period                                                           1

For period ending 12/31/07
FILE NUMBER 811-03365

123.  [/] State the total value of the additional units considered in
          answering item 122 ($000's omitted)                         $7,251,899
                                                                       ---------

124.  [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)
          ($000's omitted)                                               $
                                                                         -------

125.  [/] State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
          all series of Registrant ($000's omitted)                      $
                                                                         -------
126.      Of the amount shown in item 125, state the total dollar
          amount of sales loads collected from secondary market
          operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
          portfolio of a subsequent series.) ($000's omitted)            $0
                                                                         -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       Number of  Total Assets    Total Income
                                        Series      ($000's       Distributions
                                       Investing    omitted)    ($000's omitted)
                                       ---------    --------    ----------------
A. U.S. Treasury direct issue------     -----      $---------       $---------

B. U.S. Government agency----------     -----      $---------       $---------

C. State and municipal tax-free----     -----      $---------       $---------

D. Public utility debt-------------     -----      $---------       $---------

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent--     -----      $---------       $---------

F. All other corporate intermed.
   & long-term debt----------------     -----      $---------       $---------

G. All other corporate short-term
   debt----------------------------     -----      $---------       $---------

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers-------------------------     -----      $---------       $---------

I. Investment company equity
   securities----------------------                $                $

J. All other equity securities-----       1        $23,842,128      $309,102

K. Other securities----------------     -----      $---------       $---------

L. Total assets of all series of
   registrant----------------------       1        $23,842,128      $309,102

For period  ending  12/31/07
FILE NUMBER 811-03365

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
          other than the issuer? (Y/N)                                 ---------
          [If answer is "N" (No), go to item 131.]

129.  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
          the current period? (Y/N)                                    ---------
          [If answer is "N" (No), go to item 131.]

130.  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
          item 129 derived from insurance or guarantees? (Y/N)
                                                                       --------

131.      Total expenses incurred by all series of Registrant during the
          current reporting period ($000's omitted)                    $353,911
                                                                       --------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

          811-         811-          811-          811-           811-
              -----        -----         -----         -----          -----

SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

CITY OF: Irvine         STATE OF: California           DATE: February 22, 2008

NAME OF REGISTRANT, DEPOSITOR, OR TRUSTEE:
MetLife Investors USA Separate Account A (registrant) by
MetLife Investors USA Insurance Company (depositor)

BY (NAME AND TITLE):                    WITNESS (NAME AND TITLE):


/s/ Elizabeth M. Forget                 /s/ William D. Cammarata
--------------------------------        -------------------------------
    Executive Vice President              Assistant Vice President